Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JNL Series Trust
Entity Central Index Key	0000933691
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
JNL/AMERICAN FUNDS BALANCED FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 3,454,482
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,356
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,454,482
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	3,356

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/American Funds Bond Fund of America Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$42	0.84%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 468,990
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 457
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	468,990
Number of Investments:	1
Portfolio Turnover (%):	66
Total Advisory Fees Paid ($):	457

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/American Funds Capital Income Builder Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$50	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 516,265
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 637
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,265
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	637

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital World Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$54	1.05%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 320,777
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 261
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	320,777
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	261

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

JNL/American Funds Global Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$55	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 1,067,236
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,241
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,067,236
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,241

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Small Capitalization Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$63	1.23%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Net Assets	$ 609,548
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 517
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,548
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	517

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

JNL/American Funds Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 7,691,138
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,796
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,691,138
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,796

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 12,085,081
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 13,692
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	12,085,081
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	13,692

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$61	1.16%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
Net Assets	$ 1,375,918
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,545
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,375,918
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	1,545

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$67	1.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%
Net Assets	$ 1,416,640
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,894
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,416,640
Number of Investments:	1
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	1,894

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/American Funds Washington Mutual Investors Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.92%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 4,173,283
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,130
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,173,283
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	5,130

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON BOND INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 1,002,148
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 462
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,002,148
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	462

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$39	0.74%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 828,380
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 523
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	828,380
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	523

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/MELLON INTERNATIONAL INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$33	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 2,991,525
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 704
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,991,525
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	704

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 3,275,654
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 955
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,275,654
Number of Investments:	1
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	955

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON SMALL CAP INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$27	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
Net Assets	$ 2,281,061
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 731
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,281,061
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	731

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,480,720
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 687
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,480,720
Number of Investments:	22
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	687

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	61.3
International Equity	19.7
Emerging Markets Equity	8.0
Global Equity	5.5
Alternative	3.0
Domestic Fixed Income	2.5
Total Net Assets	100.0

JNL Conservative Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 565,234
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 344
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,234
Number of Investments:	24
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	344

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	62.4
Alternative	11.2
Domestic Equity	10.9
Domestic Balanced	6.0
Emerging Markets Fixed Income	4.0
International Equity	3.5
Emerging Markets Equity	2.0
Total Net Assets	100.0

JNL GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,878,066
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,250
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,878,066
Number of Investments:	35
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,250

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	51.5
International Equity	17.9
Domestic Fixed Income	11.3
Alternative	7.8
Emerging Markets Equity	6.5
Global Equity	4.0
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL Moderate Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,903,482
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 877
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,903,482
Number of Investments:	32
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	877

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	42.9
Domestic Equity	25.2
Alternative	11.3
Domestic Balanced	6.0
International Equity	5.8
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	3.3
Global Equity	2.0
Total Net Assets	100.0

JNL MODERATE GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 3,510,719
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,495
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,510,719
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,495

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.3
Domestic Fixed Income	26.5
International Equity	11.9
Alternative	10.3
Emerging Markets Equity	4.8
Global Equity	3.0
Emerging Markets Fixed Income	2.2
Total Net Assets	100.0

JNL/JPMorgan Managed Aggressive Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Aggressive Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,157,045
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 902
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,157,045
Number of Investments:	29
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	902

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	62.9
International Equity	21.6
Domestic Fixed Income	5.6
Emerging Markets Equity	5.5
Alternative	4.4
Total Net Assets	100.0

JNL/JPMorgan Managed Conservative Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Conservative Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 684,734
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 342
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	684,734
Number of Investments:	31
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	342

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	69.6
Domestic Equity	14.2
Alternative	7.3
International Equity	4.5
Global Fixed Income	3.2
Emerging Markets Equity	1.2
Total Net Assets	100.0

JNL/JPMorgan Managed Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 4,088,500
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,643
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,088,500
Number of Investments:	32
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	1,643

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	56.1
International Equity	19.3
Domestic Fixed Income	15.5
Emerging Markets Equity	4.7
Alternative	4.4
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,676,305
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 741
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,676,305
Number of Investments:	37
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	741

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	27.8
International Equity	9.4
Alternative	6.4
Emerging Markets Equity	2.5
Global Fixed Income	2.2
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 3,734,240
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,529
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,734,240
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	1,529

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.9
Domestic Fixed Income	33.8
International Equity	14.5
Alternative	6.3
Emerging Markets Equity	3.5
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 4,101,334
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 3,448
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,101,334
Number of Investments:	16
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,448

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	16.1
International Equity	15.7
Global Equity	13.3
Emerging Markets Equity	6.7
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

JNL/American Funds Moderate Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 25,236
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 14
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	25,236
Number of Investments:	15
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	14

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	54.5
Domestic Equity	23.5
International Equity	7.5
Global Equity	6.7
Emerging Markets Fixed Income	4.5
Emerging Markets Equity	3.3
Total Net Assets	100.0

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 2,471,949
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 2,204
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,471,949
Number of Investments:	15
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	2,204

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.1
Domestic Fixed Income	33.8
International Equity	11.8
Global Equity	10.1
Emerging Markets Equity	5.2
Emerging Markets Fixed Income	3.0
Total Net Assets	100.0

JNL Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 373,665
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	373,665
Number of Investments:	19
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	348

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	59.2
International Equity	17.9
Domestic Fixed Income	14.4
Emerging Markets Equity	7.5
Securities Lending Collateral	2.9
Emerging Markets Fixed Income	1.0
Total Net Assets	102.9

JNL Moderate ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 207,689
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 198
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	207,689
Number of Investments:	22
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	198

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.3
Domestic Equity	32.1
International Equity	8.4
Emerging Markets Equity	4.3
Securities Lending Collateral	4.2
Emerging Markets Fixed Income	2.0
Short Term Investments	0.1
Total Net Assets	104.4

JNL Moderate Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 337,751
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 321
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	337,751
Number of Investments:	22
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	321

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.4
Domestic Fixed Income	33.7
International Equity	12.9
Securities Lending Collateral	6.7
Emerging Markets Equity	5.8
Emerging Markets Fixed Income	1.2
Short Term Investments	0.1
Total Net Assets	106.8

JNL/Vanguard Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 2,084,446
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 1,872
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,084,446
Number of Investments:	18
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	1,872

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	57.2
International Equity	18.1
Domestic Fixed Income	15.7
Emerging Markets Equity	7.1
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	0.2
Total Net Assets	100.0

JNL/Vanguard Moderate ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 563,733
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 545
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	563,733
Number of Investments:	18
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	545

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	32.2
International Equity	7.5
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	3.7
Securities Lending Collateral	1.2
Total Net Assets	101.0

JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 955,501
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 922
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	955,501
Number of Investments:	19
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	922

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	45.6
Domestic Fixed Income	32.8
International Equity	13.1
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	3.0
Securities Lending Collateral	0.7
Short Term Investments	0.1
Total Net Assets	100.6

JNL Multi-Manager Alternative Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.21%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.21%
Net Assets	$ 903,634
Holdings Count | Holdings	1,315
Advisory Fees Paid, Amount	$ 4,753
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	903,634
Number of Investments:	1,315
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	4,753

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Other Short Term Investments	26.2
Financials	14.8
Information Technology	14.7
Communication Services	13.8
Consumer Discretionary	10.9
Private Investment Funds	10.2
Health Care	8.6
Non-U.S. Government Agency ABS	7.9
Industrials	6.9
Derivative Instruments	5.5
Other Sectors	11.8
Total Net Assets	131.3
Short Investments
Information Technology	(7.6)
Investment Companies	(5.4)
Consumer Discretionary	(4.4)
Derivative Instruments	(3.7)
Other Short Term Investments	(3.3)
Financials	(1.9)
Industrials	(1.3)
Health Care	(1.3)
Communication Services	(1.1)
Government Securities	(0.6)
Other Sectors	(1.4)
Total Net Assets	(32.0)

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.22%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%
Net Assets	$ 1,233,939
Holdings Count | Holdings	251
Advisory Fees Paid, Amount	$ 4,424
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,233,939
Number of Investments:	251
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	4,424

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	25.0
Information Technology	16.6
Industrials	16.4
Communication Services	11.3
Consumer Discretionary	8.4
Consumer Staples	7.9
Energy	3.9
Utilities	3.4
Materials	3.0
Health Care	1.8
Other Sectors	3.0
Total Net Assets	100.7

JNL Multi-Manager Floating Rate Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Floating Rate Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 1,006,887
Holdings Count | Holdings	752
Advisory Fees Paid, Amount	$ 2,453
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,887
Number of Investments:	752
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,453

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	24.2
Information Technology	14.6
Communication Services	12.2
Financials	10.7
Consumer Discretionary	10.0
Health Care	6.1
Materials	5.6
Energy	4.3
Consumer Staples	3.4
Other Short Term Investments	3.3
Other Sectors	2.6
Total Net Assets	97.0

JNL Multi-Manager International Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 693,680
Holdings Count | Holdings	231
Advisory Fees Paid, Amount	$ 2,409
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,680
Number of Investments:	231
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	2,409

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.8
Financials	16.5
Information Technology	16.0
Communication Services	10.0
Consumer Discretionary	7.6
Health Care	6.0
Consumer Staples	4.5
Materials	4.4
Utilities	3.3
Real Estate	2.6
Other Sectors	3.9
Total Net Assets	98.6
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

JNL MULTI-MANAGER MID CAP FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 1,240,597
Holdings Count | Holdings	287
Advisory Fees Paid, Amount	$ 3,771
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,240,597
Number of Investments:	287
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,771

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	19.7
Information Technology	18.1
Health Care	13.6
Financials	13.3
Consumer Discretionary	9.7
Consumer Staples	9.1
Materials	3.9
Other Short Term Investments	3.7
Utilities	3.3
Real Estate	3.0
Other Sectors	3.2
Total Net Assets	100.6

JNL Multi-Manager Small Cap Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 2,332,839
Holdings Count | Holdings	596
Advisory Fees Paid, Amount	$ 6,323
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,332,839
Number of Investments:	596
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	6,323

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	24.9
Industrials	22.6
Health Care	16.1
Consumer Discretionary	12.6
Financials	10.3
Communication Services	4.1
Consumer Staples	4.0
Other Short Term Investments	1.7
Materials	1.7
Securities Lending Collateral	1.5
Other Sectors	1.7
Total Net Assets	101.2

JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.07%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
Net Assets	$ 1,784,559
Holdings Count | Holdings	271
Advisory Fees Paid, Amount	$ 5,870
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,559
Number of Investments:	271
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,870

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	21.1
Consumer Discretionary	12.4
Health Care	10.3
Information Technology	9.7
Consumer Staples	4.4
Real Estate	4.1
Energy	3.3
Materials	3.2
Other Short Term Investments	2.8
Other Sectors	4.3
Total Net Assets	100.7

JNL Multi-Manager U.S. Select Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager U.S. Select Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 1,219,936
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 3,008
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,219,936
Number of Investments:	67
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,008

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	17.3
Communication Services	15.3
Financials	14.9
Health Care	10.2
Industrials	10.2
Consumer Staples	9.2
Utilities	9.1
Consumer Discretionary	5.6
Other Short Term Investments	2.9
Energy	2.3
Other Sectors	2.9
Total Net Assets	99.9

JNL/AB Sustainable Global Thematic Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/AB Sustainable Global Thematic Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Net Assets	$ 24,712
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 72
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	24,712
Number of Investments:	91
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	72

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	35.1
Derivative Instruments	22.2
Industrials	16.6
Financials	16.1
Health Care	12.7
Consumer Discretionary	5.9
Utilities	4.6
Consumer Staples	3.7
Other Short Term Investments	3.1
Energy	2.3
Total Net Assets	122.3
Short Investments
Derivative Instruments	(18.5)
Total Net Assets	(18.5)

JNL/AQR Large Cap Defensive Style Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/AQR Large Cap Defensive Style Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 445,499
Holdings Count | Holdings	165
Advisory Fees Paid, Amount	$ 814
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,499
Number of Investments:	165
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	814

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	16.4
Consumer Staples	14.3
Industrials	13.4
Financials	13.0
Health Care	12.5
Communication Services	10.3
Consumer Discretionary	8.0
Other Short Term Investments	6.1
Derivative Instruments	5.8
Energy	4.0
Other Sectors	1.8
Total Net Assets	105.6

JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 2,660,038
Holdings Count | Holdings	2,530
Advisory Fees Paid, Amount	$ 7,405
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,660,038
Number of Investments:	2,530
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	7,405

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	127.3
Information Technology	17.1
Financials	11.9
Industrials	10.4
Consumer Discretionary	9.4
Other Short Term Investments	8.8
Communication Services	7.8
Health Care	6.9
Non-U.S. Government Agency ABS	6.2
Government Securities	4.7
Other Sectors	18.0
Total Net Assets	228.5
Short Investments
Derivative Instruments	(60.6)
Total Net Assets	(60.6)

JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 721,928
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 1,965
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	721,928
Number of Investments:	40
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	1,965

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	66.4
Energy	29.9
Securities Lending Collateral	8.1
Consumer Staples	1.9
Other Short Term Investments	1.8
Total Net Assets	108.1

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 4,709,718
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,434
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,709,718
Number of Investments:	37
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	9,434

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	47.7
Communication Services	15.3
Consumer Discretionary	14.9
Financials	8.2
Health Care	7.4
Industrials	5.6
Materials	0.7
Real Estate	0.2
Other Short Term Investments	0.0
Total Net Assets	100.0

JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.96%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.96%
Net Assets	$ 2,335,429
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 5,343
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,335,429
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	5,343

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.1
Industrials	18.0
Information Technology	14.9
Health Care	12.9
Consumer Staples	9.8
Consumer Discretionary	7.4
Materials	6.6
Utilities	3.8
Communication Services	3.5
Energy	2.0
Other Sectors	1.6
Total Net Assets	99.6

JNL/ClearBridge Large Cap Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/ClearBridge Large Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 1,580,549
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,642
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,549
Number of Investments:	43
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	3,642

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	40.9
Communication Services	13.8
Consumer Discretionary	12.7
Industrials	9.4
Financials	9.2
Health Care	8.1
Materials	2.4
Consumer Staples	1.3
Real Estate	1.2
Other Short Term Investments	0.2
Other Sectors	0.0
Total Net Assets	99.2

JNL/Cohen & Steers U.S. Realty Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Cohen & Steers U.S. Realty Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 86,857
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 276
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	86,857
Number of Investments:	38
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	276

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.6
Consumer Discretionary	2.1
Warrants	0.5
Health Care	0.2
Other Short Term Investments	0.1
Total Net Assets	99.5

JNL/DFA International Core Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Net Assets	$ 485,215
Holdings Count | Holdings	1,053
Advisory Fees Paid, Amount	$ 872
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	485,215
Number of Investments:	1,053
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	872

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.2
Industrials	20.0
Consumer Discretionary	10.1
Materials	9.8
Health Care	8.0
Energy	7.2
Consumer Staples	6.4
Information Technology	5.9
Communication Services	5.2
Utilities	3.7
Other Sectors	4.5
Total Net Assets	101.0

JNL/DFA U.S. CORE EQUITY FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 1,295,137
Holdings Count | Holdings	2,140
Advisory Fees Paid, Amount	$ 2,485
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,295,137
Number of Investments:	2,140
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,485

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	26.2
Financials	16.8
Industrials	12.2
Consumer Discretionary	10.5
Communication Services	9.2
Health Care	8.8
Consumer Staples	5.8
Energy	4.5
Materials	3.1
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

JNL/DFA U.S. Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 637,113
Holdings Count | Holdings	1,988
Advisory Fees Paid, Amount	$ 1,670
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	637,113
Number of Investments:	1,988
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,670

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.9
Financials	20.6
Consumer Discretionary	14.8
Information Technology	11.8
Health Care	10.5
Materials	5.6
Energy	4.9
Consumer Staples	4.2
Utilities	3.1
Communication Services	3.0
Other Sectors	1.2
Total Net Assets	100.6

JNL/DoubleLine Core Fixed Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 2,650,661
Holdings Count | Holdings	1,593
Advisory Fees Paid, Amount	$ 4,975
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,650,661
Number of Investments:	1,593
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	4,975

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	61.1
Government Securities	23.9
U.S. Government Agency MBS	23.9
Non-U.S. Government Agency ABS	20.7
Financials	5.5
Industrials	4.1
Other Short Term Investments	3.8
Utilities	3.8
Energy	2.3
Information Technology	2.1
Other Sectors	9.3
Total Net Assets	160.5
Short Investments
Derivative Instruments	(6.2)
Total Net Assets	(6.2)

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 319,147
Holdings Count | Holdings	138
Advisory Fees Paid, Amount	$ 1,003
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,147
Number of Investments:	138
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	1,003

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	22.4
Utilities	14.9
Energy	12.3
Materials	12.3
Industrials	11.8
Government Securities	9.8
Consumer Staples	9.7
Real Estate	2.9
Other Short Term Investments	1.6
Communication Services	1.1
Other Sectors	1.0
Total Net Assets	99.8

JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 1,546,997
Holdings Count | Holdings	684
Advisory Fees Paid, Amount	$ 4,123
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,997
Number of Investments:	684
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	4,123

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	97.1
Non-U.S. Government Agency ABS	44.2
Government Securities	26.6
U.S. Government Agency MBS	5.2
Financials	4.6
Other Short Term Investments	3.1
Industrials	2.8
Utilities	2.0
Energy	1.8
Information Technology	1.3
Other Sectors	4.9
Total Net Assets	193.6

JNL/DoubleLine Total Return Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 1,880,767
Holdings Count | Holdings	483
Advisory Fees Paid, Amount	$ 3,999
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,880,767
Number of Investments:	483
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,999

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	58.2
U.S. Government Agency MBS	55.7
Non-U.S. Government Agency ABS	40.4
Other Short Term Investments	2.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	(3.1)
Total Net Assets	(3.1)

JNL/Dreyfus Government Money Market Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Dreyfus Government Money Market Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 2,543,971
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 2,022
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,543,971
Number of Investments:	76
Total Advisory Fees Paid ($):	2,022

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Repurchase Agreements	58.9
Government Securities	38.1
Discount Notes	5.1
Total Net Assets	102.1

JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional Asset Management Total Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 1,459,551
Holdings Count | Holdings	2,951
Advisory Fees Paid, Amount	$ 2,724
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,459,551
Number of Investments:	2,951
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	2,724

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Government Securities	33.5
U.S. Government Agency MBS	24.3
Non-U.S. Government Agency ABS	12.9
Financials	12.4
Derivative Instruments	11.3
Energy	4.1
Industrials	2.9
Communication Services	2.5
Real Estate	2.1
Consumer Discretionary	1.8
Other Sectors	8.6
Total Net Assets	116.4
Short Investments
Derivative Instruments	(4.0)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(4.0)

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 511,044
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,774
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	511,044
Number of Investments:	43
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,774

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	44.0
Industrials	37.4
Energy	10.1
Real Estate	4.7
Securities Lending Collateral	3.0
Communication Services	2.4
Other Short Term Investments	0.9
Total Net Assets	102.5

JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 1,404,680
Holdings Count | Holdings	250
Advisory Fees Paid, Amount	$ 3,658
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,680
Number of Investments:	250
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,658

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	17.0
Health Care	13.3
Industrials	9.5
Energy	8.9
Financials	8.5
Utilities	6.8
Consumer Staples	6.5
U.S. Government Agency MBS	6.3
Consumer Discretionary	5.2
Materials	5.1
Other Sectors	13.9
Total Net Assets	101.0

JNL/GOLDMAN SACHS 4 FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 4,980,592
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 6,098
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,980,592
Number of Investments:	140
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	6,098

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	13.2
Health Care	10.5
Consumer Discretionary	10.5
Communication Services	8.8
Industrials	6.3
Consumer Staples	6.1
Utilities	3.3
Energy	3.2
Real Estate	3.2
Other Sectors	3.8
Total Net Assets	100.5

JNL/GQG Emerging Markets Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Net Assets	$ 865,821
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 3,690
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	865,821
Number of Investments:	81
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	3,690

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	28.5
Consumer Staples	17.8
Industrials	11.5
Information Technology	9.7
Energy	9.6
Utilities	8.8
Communication Services	4.9
Consumer Discretionary	3.1
Materials	2.8
Health Care	1.9
Other Sectors	2.7
Total Net Assets	101.3

JNL/Invesco Diversified Dividend Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Diversified Dividend Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 817,699
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 2,093
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	817,699
Number of Investments:	79
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,093

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.0
Industrials	13.5
Consumer Staples	12.4
Health Care	11.8
Information Technology	10.8
Consumer Discretionary	7.2
Energy	7.2
Communication Services	5.0
Utilities	4.7
Materials	2.7
Other Sectors	4.6
Total Net Assets	99.9

JNL/INVESCO GLOBAL GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Global Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 1,403,576
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 3,358
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,403,576
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	3,358

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.0
Communication Services	22.7
Financials	12.7
Health Care	11.1
Consumer Discretionary	10.0
Industrials	6.2
Real Estate	4.1
Materials	0.9
Other Short Term Investments	0.8
Securities Lending Collateral	0.2
Total Net Assets	100.7

JNL/INVESCO SMALL CAP GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.03%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
Net Assets	$ 1,604,035
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 5,025
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,604,035
Number of Investments:	117
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	5,025

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.3
Information Technology	21.5
Health Care	19.2
Consumer Discretionary	12.1
Financials	11.2
Materials	2.7
Consumer Staples	2.4
Energy	2.2
Real Estate	1.3
Utilities	1.2
Other Sectors	1.2
Total Net Assets	100.3

JNL/JPMORGAN GLOBAL ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Global Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 912,724
Holdings Count | Holdings	1,841
Advisory Fees Paid, Amount	$ 2,588
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	912,724
Number of Investments:	1,841
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	2,588

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	43.3
Financials	15.4
Government Securities	13.0
Information Technology	12.2
Consumer Discretionary	10.9
Industrials	9.2
Communication Services	7.7
Health Care	6.8
Energy	5.2
Investment Companies	3.9
Other Sectors	16.0
Total Net Assets	143.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

JNL/JPMorgan Hedged Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 892,402
Holdings Count | Holdings	153
Advisory Fees Paid, Amount	$ 2,201
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	892,402
Number of Investments:	153
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	2,201

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	14.5
Consumer Discretionary	11.8
Communication Services	9.4
Health Care	9.3
Industrials	8.6
Consumer Staples	4.6
Other Short Term Investments	4.5
Energy	3.0
Utilities	2.4
Other Sectors	5.2
Total Net Assets	106.1
Short Investments
Derivative Instruments	(1.4)
Total Net Assets	(1.4)

JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 3,434,525
Holdings Count | Holdings	110
Advisory Fees Paid, Amount	$ 7,935
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,434,525
Number of Investments:	110
Portfolio Turnover (%):	46
Total Advisory Fees Paid ($):	7,935

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	20.4
Information Technology	19.3
Industrials	18.7
Health Care	14.4
Financials	11.4
Communication Services	5.4
Energy	3.4
Utilities	3.1
Consumer Staples	1.6
Real Estate	1.4
Other Sectors	1.2
Total Net Assets	100.3

JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Nasdaq Hedged Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 60,244
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 125
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,244
Number of Investments:	100
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	125

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	51.7
Communication Services	15.5
Consumer Discretionary	14.2
Health Care	4.9
Consumer Staples	4.7
Industrials	4.0
Derivative Instruments	2.9
Other Short Term Investments	1.5
Utilities	1.3
Materials	1.1
Other Sectors	1.4
Total Net Assets	103.2
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 1,290,561
Holdings Count | Holdings	307
Advisory Fees Paid, Amount	$ 1,839
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,290,561
Number of Investments:	307
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,839

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	45.7
Government Securities	36.1
Non-U.S. Government Agency ABS	7.4
Financials	3.1
Other Short Term Investments	3.0
Communication Services	1.3
Consumer Staples	1.1
Health Care	0.5
Utilities	0.4
Industrials	0.4
Other Sectors	0.6
Total Net Assets	99.6

JNL/JPMORGAN U.S. VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 1,580,489
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 3,771
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,489
Number of Investments:	92
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,771

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.4
Industrials	15.8
Health Care	13.0
Information Technology	9.1
Consumer Discretionary	8.5
Energy	5.7
Consumer Staples	5.6
Materials	4.2
Communication Services	4.0
Utilities	3.9
Other Sectors	3.8
Total Net Assets	100.0

JNL/Lazard International Quality Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Lazard International Quality Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 471,847
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,383
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,847
Number of Investments:	46
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	1,383

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.1
Industrials	21.5
Financials	17.2
Health Care	9.3
Communication Services	9.0
Consumer Discretionary	8.7
Consumer Staples	7.4
Other Short Term Investments	1.7
Total Net Assets	99.9

JNL/Loomis Sayles Global Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 881,060
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,197
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	881,060
Number of Investments:	44
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,197

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.9
Communication Services	23.2
Information Technology	19.5
Health Care	12.8
Financials	8.6
Industrials	8.4
Consumer Staples	3.1
Total Net Assets	99.5

JNL/Lord Abbett Short Duration Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 705,880
Holdings Count | Holdings	758
Advisory Fees Paid, Amount	$ 1,197
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	705,880
Number of Investments:	758
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,197

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	42.2
Non-U.S. Government Agency ABS	26.4
Financials	23.1
Energy	11.0
Industrials	7.1
Consumer Discretionary	6.6
Utilities	4.7
Government Securities	4.0
Consumer Staples	3.4
Health Care	3.4
Other Sectors	9.7
Total Net Assets	141.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

JNL/Mellon Communication Services Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 851,476
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 738
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	851,476
Number of Investments:	52
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	738

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Communication Services	99.4
Derivative Instruments	0.4
Real Estate	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.0
Total Net Assets	100.3

JNL/Mellon Consumer Discretionary Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 1,363,074
Holdings Count | Holdings	148
Advisory Fees Paid, Amount	$ 1,236
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,363,074
Number of Investments:	148
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,236

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	95.9
Materials	2.7
Industrials	0.5
Consumer Staples	0.5
Derivative Instruments	0.5
Securities Lending Collateral	0.1
Other Short Term Investments	0.1
Total Net Assets	100.3

JNL/Mellon Consumer Staples Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Staples Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 404,833
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 384
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,833
Number of Investments:	68
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	384

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Staples	96.9
Consumer Discretionary	1.8
Derivative Instruments	0.8
Health Care	0.5
Other Short Term Investments	0.5
Securities Lending Collateral	0.5
Total Net Assets	101.0

JNL/Mellon Dow Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,284,049
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,123
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,284,049
Number of Investments:	32
Total Advisory Fees Paid ($):	1,123

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.8
Information Technology	20.7
Industrials	13.6
Consumer Discretionary	13.1
Health Care	11.4
Materials	4.7
Consumer Staples	4.5
Communication Services	2.3
Energy	2.0
Derivative Instruments	1.0
Other Sectors	0.9
Total Net Assets	101.0

JNL/Mellon Energy Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,569,207
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 1,453
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,569,207
Number of Investments:	50
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,453

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	99.0
Derivative Instruments	0.7
Other Short Term Investments	0.5
Utilities	0.4
Securities Lending Collateral	0.1
Total Net Assets	100.7

JNL/Mellon Financial Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,601,028
Holdings Count | Holdings	187
Advisory Fees Paid, Amount	$ 1,367
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,601,028
Number of Investments:	187
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,367

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	99.2
Derivative Instruments	0.7
Other Short Term Investments	0.6
Industrials	0.2
Information Technology	0.1
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.9

JNL/Mellon Healthcare Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 2,670,423
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 2,477
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,670,423
Number of Investments:	139
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,477

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Health Care	99.4
Materials	0.2
Derivative Instruments	0.2
Consumer Staples	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.1

JNL/Mellon Industrials Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 321,470
Holdings Count | Holdings	201
Advisory Fees Paid, Amount	$ 282
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	321,470
Number of Investments:	201
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	282

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	97.2
Derivative Instruments	0.8
Other Short Term Investments	0.8
Consumer Discretionary	0.7
Financials	0.4
Materials	0.4
Information Technology	0.3
Securities Lending Collateral	0.1
Utilities	0.1
Total Net Assets	100.8

JNL/Mellon Information Technology Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 7,136,191
Holdings Count | Holdings	206
Advisory Fees Paid, Amount	$ 5,323
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,136,191
Number of Investments:	206
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,323

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	92.3
Industrials	4.2
Financials	2.1
Communication Services	0.8
Derivative Instruments	0.4
Consumer Discretionary	0.4
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Net Assets	100.6

JNL/Mellon Materials Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 150,121
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 152
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	150,121
Number of Investments:	51
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	152

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	97.4
Industrials	1.8
Derivative Instruments	0.6
Other Short Term Investments	0.6
Consumer Staples	0.3
Total Net Assets	100.7

JNL/Mellon Nasdaq 100 Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 8,721,475
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 6,430
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,721,475
Number of Investments:	103
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,430

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	52.5
Communication Services	15.3
Consumer Discretionary	13.3
Consumer Staples	5.1
Health Care	4.8
Industrials	4.4
Utilities	1.4
Materials	1.3
Derivative Instruments	0.7
Other Short Term Investments	0.6
Other Sectors	1.1
Total Net Assets	100.5

JNL/Mellon Real Estate Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 190,616
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 195
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	190,616
Number of Investments:	82
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	195

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.8
Financials	2.6
Derivative Instruments	0.7
Securities Lending Collateral	0.3
Other Short Term Investments	0.1
Total Net Assets	100.5

JNL/MELLON S&P 500 INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 15,952,726
Holdings Count | Holdings	509
Advisory Fees Paid, Amount	$ 7,502
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,952,726
Number of Investments:	509
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,502

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.2
Industrials	8.5
Consumer Staples	5.5
Securities Lending Collateral	5.3
Energy	2.9
Utilities	2.4
Other Sectors	5.5
Total Net Assets	106.0

JNL/Mellon U.S. Stock Market Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 4,917,114
Holdings Count | Holdings	1,211
Advisory Fees Paid, Amount	$ 3,704
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,917,114
Number of Investments:	1,211
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,704

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.5
Financials	14.3
Consumer Discretionary	10.7
Industrials	9.6
Communication Services	9.4
Health Care	9.3
Consumer Staples	5.3
Energy	3.0
Real Estate	2.3
Utilities	2.3
Other Sectors	2.8
Total Net Assets	100.5

JNL/MELLON UTILITIES SECTOR FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 662,885
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 564
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,885
Number of Investments:	53
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	564

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	100.0
Other Short Term Investments	0.9
Derivative Instruments	0.6
Total Net Assets	101.5

JNL/Mellon World Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 872,234
Holdings Count | Holdings	1,284
Advisory Fees Paid, Amount	$ 542
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	872,234
Number of Investments:	1,284
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	542

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.9
Financials	17.2
Industrials	11.2
Consumer Discretionary	10.1
Health Care	9.4
Communication Services	8.3
Consumer Staples	5.9
Energy	3.4
Materials	3.1
Utilities	2.6
Other Sectors	3.4
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/MFS MID CAP VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 1,917,893
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 5,247
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,917,893
Number of Investments:	142
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,247

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.7
Industrials	18.1
Consumer Discretionary	9.2
Health Care	8.1
Utilities	7.8
Real Estate	7.6
Materials	7.3
Consumer Staples	7.0
Information Technology	6.9
Energy	6.0
Other Sectors	2.2
Total Net Assets	99.9

JNL/Morningstar PitchBook Listed Private Equity Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 16,923
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 16
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	16,923
Number of Investments:	77
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	16

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	86.9
Industrials	6.1
Investment Companies	4.9
Health Care	1.0
Communication Services	0.5
Information Technology	0.2
Other Short Term Investments	0.1
Total Net Assets	99.7

JNL/Morningstar SMID Moat Focus Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 133,020
Holdings Count | Holdings	108
Advisory Fees Paid, Amount	$ 127
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	133,020
Number of Investments:	108
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	127

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	21.3
Industrials	18.2
Information Technology	13.9
Health Care	12.3
Financials	10.4
Materials	5.6
Consumer Staples	4.2
Communication Services	3.9
Utilities	3.2
Energy	3.0
Other Sectors	4.4
Total Net Assets	100.4

JNL/Morningstar U.S. Sustainability Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 444,449
Holdings Count | Holdings	330
Advisory Fees Paid, Amount	$ 544
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	444,449
Number of Investments:	330
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	544

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	16.7
Health Care	12.0
Consumer Discretionary	9.1
Industrials	8.5
Communication Services	7.1
Real Estate	4.3
Consumer Staples	4.2
Materials	2.6
Energy	2.2
Other Sectors	2.2
Total Net Assets	100.5

JNL/Morningstar Wide Moat Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,005,833
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 1,050
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,005,833
Number of Investments:	56
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	1,050

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.6
Health Care	20.0
Industrials	20.0
Consumer Staples	12.9
Financials	6.4
Communication Services	5.2
Consumer Discretionary	3.8
Materials	3.6
Derivative Instruments	0.7
Other Short Term Investments	0.1
Total Net Assets	100.3

JNL/Neuberger Berman Commodity Strategy Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 39,742
Holdings Count | Holdings	144
Advisory Fees Paid, Amount	$ 89
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	39,742
Number of Investments:	144
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	89

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	107.1
Financials	33.0
Other Short Term Investments	20.1
Non-U.S. Government Agency ABS	14.3
Health Care	5.9
Communication Services	3.8
Information Technology	3.7
Industrials	3.1
Consumer Staples	3.1
Utilities	3.1
Other Sectors	5.0
Total Net Assets	202.2
Short Investments
Derivative Instruments	(1.5)
Total Net Assets	(1.5)

JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.20%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%
Net Assets	$ 78,853
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 256
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	78,853
Number of Investments:	73
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	256

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	95.8
Other Short Term Investments	34.0
Financials	32.3
Health Care	4.9
Communication Services	4.3
Information Technology	3.2
Investment Companies	3.1
Utilities	3.0
Consumer Staples	2.7
Energy	2.5
Other Sectors	5.0
Total Net Assets	190.8

JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 1,054,259
Holdings Count | Holdings	1,590
Advisory Fees Paid, Amount	$ 1,963
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,054,259
Number of Investments:	1,590
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	1,963

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	38.2
Derivative Instruments	21.1
Non-U.S. Government Agency ABS	18.7
Government Securities	16.3
Financials	9.0
Consumer Discretionary	4.9
Energy	4.8
Communication Services	3.9
Industrials	2.8
Utilities	2.7
Other Sectors	12.1
Total Net Assets	134.5
Short Investments
Derivative Instruments	(8.4)
Total Net Assets	(8.4)

JNL/Newton Equity Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 3,334,525
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 6,115
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,334,525
Number of Investments:	68
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	6,115

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	29.7
Industrials	14.7
Health Care	14.1
Information Technology	9.0
Energy	8.6
Materials	7.2
Communication Services	5.5
Consumer Discretionary	3.8
Other Short Term Investments	2.2
Consumer Staples	2.0
Other Sectors	2.7
Total Net Assets	99.5

JNL/PIMCO Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 1,590,190
Holdings Count | Holdings	1,156
Advisory Fees Paid, Amount	$ 3,696
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,590,190
Number of Investments:	1,156
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,696

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	144.6
U.S. Government Agency MBS	63.8
Non-U.S. Government Agency ABS	38.6
Government Securities	27.0
Other Short Term Investments	5.1
Financials	4.8
Utilities	2.0
Health Care	2.0
Energy	1.9
Communication Services	1.7
Other Sectors	4.0
Total Net Assets	295.5
Short Investments
Derivative Instruments	(113.6)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(113.6)

JNL/PIMCO Investment Grade Credit Bond Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 848,315
Holdings Count | Holdings	1,055
Advisory Fees Paid, Amount	$ 1,472
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	848,315
Number of Investments:	1,055
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,472

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	135.2
Financials	29.7
Government Securities	9.9
Utilities	9.1
Energy	8.5
Real Estate	7.7
Non-U.S. Government Agency ABS	7.1
Health Care	6.9
Industrials	4.6
U.S. Government Agency MBS	4.4
Other Sectors	13.7
Total Net Assets	236.8
Short Investments
Derivative Instruments	(30.1)
Total Net Assets	(30.1)

JNL/PIMCO REAL RETURN FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 1,112,155
Holdings Count | Holdings	565
Advisory Fees Paid, Amount	$ 2,132
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,112,155
Number of Investments:	565
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,132

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	116.6
Government Securities	101.8
U.S. Government Agency MBS	18.4
Non-U.S. Government Agency ABS	9.4
Financials	0.2
Consumer Discretionary	0.0
Information Technology	0.0
Health Care	0.0
Total Net Assets	246.4
Short Investments
Derivative Instruments	(113.7)
U.S. Government Agency MBS	(1.3)
Government Securities	(0.3)
Total Net Assets	(115.3)

JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 1,374,786
Holdings Count | Holdings	324
Advisory Fees Paid, Amount	$ 2,344
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,374,786
Number of Investments:	324
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,344

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	15.6
Consumer Discretionary	13.4
Industrials	13.3
Communication Services	12.9
Energy	12.7
Information Technology	7.0
Other Short Term Investments	5.8
Health Care	5.2
Consumer Staples	4.8
Materials	4.5
Other Sectors	8.7
Total Net Assets	103.9

JNL/PPM America Investment Grade Credit Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 281,539
Holdings Count | Holdings	405
Advisory Fees Paid, Amount	$ 524
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	281,539
Number of Investments:	405
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	524

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	35.4
Health Care	9.2
Utilities	8.2
Industrials	7.2
Information Technology	6.4
Government Securities	6.2
Consumer Staples	6.1
Communication Services	5.2
Energy	5.1
Derivative Instruments	4.3
Other Sectors	11.1
Total Net Assets	104.4
Short Investments
Derivative Instruments	(2.0)
Total Net Assets	(2.0)

JNL/PPM AMERICA TOTAL RETURN FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 1,438,631
Holdings Count | Holdings	535
Advisory Fees Paid, Amount	$ 2,771
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,438,631
Number of Investments:	535
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	2,771

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	23.0
Government Securities	22.6
Financials	18.6
Derivative Instruments	17.3
Non-U.S. Government Agency ABS	8.7
Utilities	5.1
Industrials	3.7
Consumer Staples	3.0
Consumer Discretionary	2.7
Information Technology	2.5
Other Sectors	9.8
Total Net Assets	117.0
Short Investments
Derivative Instruments	(7.9)
Total Net Assets	(7.9)

JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 378,467
Holdings Count | Holdings	1,021
Advisory Fees Paid, Amount	$ 341
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	378,467
Number of Investments:	1,021
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	341

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	17.2
Consumer Discretionary	14.5
Information Technology	11.7
Real Estate	8.8
Health Care	8.0
Materials	4.8
Energy	4.7
Communication Services	3.6
Consumer Staples	3.6
Other Sectors	3.5
Total Net Assets	100.4

JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 2,138,183
Holdings Count | Holdings	864
Advisory Fees Paid, Amount	$ 1,806
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,138,183
Number of Investments:	864
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,806

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	17.6
Information Technology	15.1
Health Care	12.9
Consumer Staples	12.3
Industrials	11.4
Consumer Discretionary	11.0
Communication Services	7.6
Energy	4.3
Materials	2.6
Real Estate	2.2
Other Sectors	4.1
Total Net Assets	101.1

JNL/T. ROWE PRICE BALANCED FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Balanced Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 565,652
Holdings Count | Holdings	1,434
Advisory Fees Paid, Amount	$ 1,350
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,652
Number of Investments:	1,434
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	1,350

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	15.4
Financials	14.8
Government Securities	11.4
Industrials	7.6
Consumer Discretionary	7.5
U.S. Government Agency MBS	7.3
Health Care	7.0
Communication Services	5.6
Other Short Term Investments	4.3
Energy	4.3
Other Sectors	16.5
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/T. Rowe Price Capital Appreciation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 14,545,419
Holdings Count | Holdings	263
Advisory Fees Paid, Amount	$ 36,180
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,545,419
Number of Investments:	263
Portfolio Turnover (%):	57
Total Advisory Fees Paid ($):	36,180

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	28.8
Government Securities	14.4
Health Care	13.0
Consumer Discretionary	9.9
Other Short Term Investments	8.9
Financials	7.6
Utilities	5.3
Industrials	5.3
Communication Services	4.2
Energy	1.5
Other Sectors	1.6
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 858,144
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 1,970
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	858,144
Number of Investments:	92
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	1,970

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	41.3
Health Care	16.2
Consumer Discretionary	10.4
Utilities	7.9
Financials	7.2
Industrials	6.5
Communication Services	6.1
Energy	2.3
Real Estate	1.1
Materials	1.0
Total Net Assets	100.0

JNL/T. Rowe Price Growth Stock Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Growth Stock Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 9,887,484
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 20,217
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,887,484
Number of Investments:	59
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	20,217

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	54.9
Consumer Discretionary	14.1
Communication Services	13.0
Financials	7.0
Health Care	6.9
Industrials	2.9
Materials	0.7
Other Short Term Investments	0.4
Total Net Assets	99.9

JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 4,839,160
Holdings Count | Holdings	123
Advisory Fees Paid, Amount	$ 13,748
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,839,160
Number of Investments:	123
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	13,748

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	19.4
Health Care	19.0
Industrials	17.0
Consumer Discretionary	14.9
Financials	9.0
Energy	4.9
Communication Services	4.8
Materials	3.8
Consumer Staples	3.6
Other Short Term Investments	2.8
Other Sectors	1.1
Total Net Assets	100.3

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,099,924
Holdings Count | Holdings	882
Advisory Fees Paid, Amount	$ 1,713
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,099,924
Number of Investments:	882
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	1,713

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	30.4
Non-U.S. Government Agency ABS	28.9
Government Securities	17.4
Financials	14.8
U.S. Government Agency MBS	7.4
Health Care	4.8
Energy	4.3
Industrials	3.9
Utilities	3.3
Consumer Discretionary	2.9
Other Sectors	13.2
Total Net Assets	131.3
Short Investments
Derivative Instruments	(8.9)
Total Net Assets	(8.9)

JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price U.S. High Yield Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 445,496
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 1,088
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,496
Number of Investments:	100
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	19.0
Financials	14.0
Communication Services	13.0
Consumer Discretionary	11.9
Industrials	9.0
Information Technology	6.8
Securities Lending Collateral	6.7
Health Care	6.6
Consumer Staples	5.0
Materials	4.8
Other Sectors	7.7
Total Net Assets	104.5

JNL/T. ROWE PRICE VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 4,504,961
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 10,450
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,504,961
Number of Investments:	102
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	10,450

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	24.3
Industrials	16.2
Health Care	12.1
Energy	7.9
Information Technology	7.8
Consumer Discretionary	7.2
Consumer Staples	6.7
Materials	6.1
Communication Services	4.7
Utilities	4.1
Other Sectors	2.8
Total Net Assets	99.9

JNL/WCM China Quality Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/WCM China Quality Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.31%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%
Net Assets	$ 9,437
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 36
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,437
Number of Investments:	30
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	36

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.6
Communication Services	23.2
Consumer Discretionary	20.6
Information Technology	10.0
Consumer Staples	7.1
Financials	6.3
Health Care	2.4
Other Short Term Investments	1.4
Total Net Assets	94.6

JNL/WCM Focused International Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.10%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%
Net Assets	$ 2,199,977
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 6,128
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,199,977
Number of Investments:	40
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,128

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	29.0
Financials	16.3
Information Technology	15.8
Communication Services	13.3
Consumer Discretionary	10.4
Other Short Term Investments	4.9
Health Care	4.3
Consumer Staples	3.9
Materials	1.7
Energy	1.3
Total Net Assets	100.9
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/Westchester Capital Event Driven Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
Net Assets	$ 46,974
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 251
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	46,974
Number of Investments:	306
Portfolio Turnover (%):	126
Total Advisory Fees Paid ($):	251

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	57.6
Communication Services	21.4
Financials	19.3
Other Short Term Investments	10.6
Consumer Discretionary	7.7
Industrials	7.4
Energy	6.7
Information Technology	4.7
Investment Companies	4.2
Other Equity Interests	2.3
Other Sectors	2.8
Total Net Assets	144.7
Short Investments
Derivative Instruments	(26.6)
Real Estate	(2.8)
Communication Services	(1.0)
Financials	(0.5)
Energy	(0.1)
Total Net Assets	(31.0)

JNL/William Blair International Leaders Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/William Blair International Leaders Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Net Assets	$ 1,012,836
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 2,504
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,012,836
Number of Investments:	64
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	2,504

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.7
Industrials	19.5
Consumer Discretionary	16.2
Information Technology	15.0
Communication Services	7.0
Health Care	6.7
Materials	4.6
Consumer Staples	2.8
Other Short Term Investments	2.6
Utilities	2.1
Total Net Assets	100.2

JNL/WMC BALANCED FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 9,156,598
Holdings Count | Holdings	610
Advisory Fees Paid, Amount	$ 14,010
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,156,598
Number of Investments:	610
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,010

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	22.4
Government Securities	17.1
Financials	12.9
U.S. Government Agency MBS	8.7
Consumer Discretionary	7.9
Communication Services	6.3
Health Care	5.9
Industrials	4.4
Consumer Staples	4.0
Energy	3.8
Other Sectors	8.3
Total Net Assets	101.7
Short Investments
U.S. Government Agency MBS	(1.0)
Total Net Assets	(1.0)

JNL/WMC Equity Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 941,170
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 2,071
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	941,170
Number of Investments:	69
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,071

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.2
Industrials	12.6
Information Technology	11.7
Consumer Staples	9.5
Energy	9.2
Utilities	8.4
Materials	4.9
Consumer Discretionary	3.9
Real Estate	2.5
Other Sectors	1.6
Total Net Assets	99.8

JNL/WMC GLOBAL REAL ESTATE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Global Real Estate Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 565,619
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 1,645
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,619
Number of Investments:	57
Portfolio Turnover (%):	58
Total Advisory Fees Paid ($):	1,645

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	91.0
Consumer Discretionary	4.8
Health Care	1.8
Other Short Term Investments	1.8
Industrials	0.5
Securities Lending Collateral	0.2
Total Net Assets	100.1
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

JNL/WMC VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 1,042,441
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 2,009
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,042,441
Number of Investments:	67
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,009

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	17.9
Industrials	11.8
Information Technology	11.3
Energy	8.7
Consumer Staples	6.6
Utilities	6.1
Consumer Discretionary	5.7
Communication Services	3.8
Real Estate	2.8
Other Sectors	1.8
Total Net Assets	100.0

JNL/AMERICAN FUNDS BALANCED FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 3,454,482
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,356
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,454,482
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	3,356

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/American Funds Bond Fund of America Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$27	0.54%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 468,990
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 457
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	468,990
Number of Investments:	1
Portfolio Turnover (%):	66
Total Advisory Fees Paid ($):	457

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/American Funds Capital Income Builder Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$34	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 516,265
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 637
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,265
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	637

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital World Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$39	0.75%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 320,777
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 261
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	320,777
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	261

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

JNL/American Funds Global Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$40	0.76%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 1,067,236
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,241
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,067,236
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,241

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Small Capitalization Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$48	0.93%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 609,548
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 517
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,548
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	517

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

JNL/American Funds Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 7,691,138
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,796
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,691,138
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,796

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 12,085,081
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 13,692
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	12,085,081
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	13,692

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$45	0.86%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 1,375,918
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,545
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,375,918
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	1,545

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$51	0.96%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 1,416,640
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,894
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,416,640
Number of Investments:	1
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	1,894

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/American Funds Washington Mutual Investors Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.62%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 4,173,283
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,130
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,173,283
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	5,130

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON BOND INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 1,002,148
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 462
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,002,148
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	462

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$21	0.39%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 828,380
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 523
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	828,380
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	523

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/MELLON INTERNATIONAL INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$17	0.31%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%
Net Assets	$ 2,991,525
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 704
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,991,525
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	704

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 3,275,654
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 955
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,275,654
Number of Investments:	1
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	955

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON SMALL CAP INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,281,061
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 731
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,281,061
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	731

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,480,720
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 687
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,480,720
Number of Investments:	22
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	687

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	61.3
International Equity	19.7
Emerging Markets Equity	8.0
Global Equity	5.5
Alternative	3.0
Domestic Fixed Income	2.5
Total Net Assets	100.0

JNL Conservative Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 565,234
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 344
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,234
Number of Investments:	24
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	344

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	62.4
Alternative	11.2
Domestic Equity	10.9
Domestic Balanced	6.0
Emerging Markets Fixed Income	4.0
International Equity	3.5
Emerging Markets Equity	2.0
Total Net Assets	100.0

JNL GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,878,066
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,250
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,878,066
Number of Investments:	35
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,250

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	51.5
International Equity	17.9
Domestic Fixed Income	11.3
Alternative	7.8
Emerging Markets Equity	6.5
Global Equity	4.0
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL Moderate Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,903,482
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 877
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,903,482
Number of Investments:	32
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	877

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	42.9
Domestic Equity	25.2
Alternative	11.3
Domestic Balanced	6.0
International Equity	5.8
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	3.3
Global Equity	2.0
Total Net Assets	100.0

JNL MODERATE GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,510,719
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,495
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,510,719
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,495

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.3
Domestic Fixed Income	26.5
International Equity	11.9
Alternative	10.3
Emerging Markets Equity	4.8
Global Equity	3.0
Emerging Markets Fixed Income	2.2
Total Net Assets	100.0

JNL/JPMorgan Managed Aggressive Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Aggressive Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,157,045
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 902
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,157,045
Number of Investments:	29
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	902

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	62.9
International Equity	21.6
Domestic Fixed Income	5.6
Emerging Markets Equity	5.5
Alternative	4.4
Total Net Assets	100.0

JNL/JPMorgan Managed Conservative Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Conservative Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 684,734
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 342
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	684,734
Number of Investments:	31
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	342

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	69.6
Domestic Equity	14.2
Alternative	7.3
International Equity	4.5
Global Fixed Income	3.2
Emerging Markets Equity	1.2
Total Net Assets	100.0

JNL/JPMorgan Managed Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 4,088,500
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,643
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,088,500
Number of Investments:	32
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	1,643

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	56.1
International Equity	19.3
Domestic Fixed Income	15.5
Emerging Markets Equity	4.7
Alternative	4.4
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,676,305
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 741
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,676,305
Number of Investments:	37
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	741

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	27.8
International Equity	9.4
Alternative	6.4
Emerging Markets Equity	2.5
Global Fixed Income	2.2
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 3,734,240
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,529
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,734,240
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	1,529

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.9
Domestic Fixed Income	33.8
International Equity	14.5
Alternative	6.3
Emerging Markets Equity	3.5
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 4,101,334
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 3,448
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,101,334
Number of Investments:	16
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,448

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	16.1
International Equity	15.7
Global Equity	13.3
Emerging Markets Equity	6.7
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

JNL/American Funds Moderate Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 25,236
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 14
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	25,236
Number of Investments:	15
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	14

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	54.5
Domestic Equity	23.5
International Equity	7.5
Global Equity	6.7
Emerging Markets Fixed Income	4.5
Emerging Markets Equity	3.3
Total Net Assets	100.0

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 2,471,949
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 2,204
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,471,949
Number of Investments:	15
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	2,204

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.1
Domestic Fixed Income	33.8
International Equity	11.8
Global Equity	10.1
Emerging Markets Equity	5.2
Emerging Markets Fixed Income	3.0
Total Net Assets	100.0

JNL Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 373,665
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 348
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	373,665
Number of Investments:	19
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	348

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	59.2
International Equity	17.9
Domestic Fixed Income	14.4
Emerging Markets Equity	7.5
Securities Lending Collateral	2.9
Emerging Markets Fixed Income	1.0
Total Net Assets	102.9

JNL Moderate ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 207,689
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 198
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	207,689
Number of Investments:	22
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	198

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.3
Domestic Equity	32.1
International Equity	8.4
Emerging Markets Equity	4.3
Securities Lending Collateral	4.2
Emerging Markets Fixed Income	2.0
Short Term Investments	0.1
Total Net Assets	104.4

JNL Moderate Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 337,751
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 321
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	337,751
Number of Investments:	22
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	321

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.4
Domestic Fixed Income	33.7
International Equity	12.9
Securities Lending Collateral	6.7
Emerging Markets Equity	5.8
Emerging Markets Fixed Income	1.2
Short Term Investments	0.1
Total Net Assets	106.8

JNL/Vanguard Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 2,084,446
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 1,872
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,084,446
Number of Investments:	18
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	1,872

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	57.2
International Equity	18.1
Domestic Fixed Income	15.7
Emerging Markets Equity	7.1
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	0.2
Total Net Assets	100.0

JNL/Vanguard Moderate ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 563,733
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 545
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	563,733
Number of Investments:	18
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	545

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	32.2
International Equity	7.5
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	3.7
Securities Lending Collateral	1.2
Total Net Assets	101.0

JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 955,501
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 922
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	955,501
Number of Investments:	19
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	922

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	45.6
Domestic Fixed Income	32.8
International Equity	13.1
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	3.0
Securities Lending Collateral	0.7
Short Term Investments	0.1
Total Net Assets	100.6

JNL Bond Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Bond Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Bond Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 1,020,512
Holdings Count | Holdings	3,456
Advisory Fees Paid, Amount	$ 356
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,020,512
Number of Investments:	3,456
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	356

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Government Securities	47.1
U.S. Government Agency MBS	26.1
Financials	9.2
Other Short Term Investments	4.0
Health Care	2.6
Utilities	2.4
Information Technology	1.9
Energy	1.8
Industrials	1.8
Consumer Staples	1.7
Other Sectors	5.6
Total Net Assets	104.2
Short Investments
U.S. Government Agency MBS	(0.9)
Total Net Assets	(0.9)

JNL Emerging Markets Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Emerging Markets Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Emerging Markets Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 830,924
Holdings Count | Holdings	1,524
Advisory Fees Paid, Amount	$ 566
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	830,924
Number of Investments:	1,524
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	566

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.7
Information Technology	23.5
Consumer Discretionary	12.9
Communication Services	9.1
Industrials	8.4
Materials	5.8
Consumer Staples	4.4
Energy	4.4
Health Care	3.2
Utilities	3.0
Other Sectors	4.8
Total Net Assets	103.2

JNL International Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL International Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL International Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,006,232
Holdings Count | Holdings	696
Advisory Fees Paid, Amount	$ 1,153
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,006,232
Number of Investments:	696
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,153

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	24.0
Industrials	18.6
Health Care	11.2
Consumer Discretionary	9.9
Consumer Staples	8.0
Information Technology	7.9
Materials	5.4
Communication Services	4.5
Utilities	3.5
Energy	3.3
Other Sectors	5.3
Total Net Assets	101.6
Short Investments
Derivative Instruments	(1.2)
Total Net Assets	(1.2)

JNL Mid Cap Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Mid Cap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Mid Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,286,522
Holdings Count | Holdings	404
Advisory Fees Paid, Amount	$ 1,296
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,286,522
Number of Investments:	404
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	1,296

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	22.7
Financials	18.2
Consumer Discretionary	13.2
Information Technology	11.6
Health Care	8.5
Real Estate	6.8
Materials	5.4
Consumer Staples	5.3
Energy	3.7
Utilities	2.8
Other Sectors	2.3
Total Net Assets	100.5

JNL Small Cap Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Small Cap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Small Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,289,395
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 916
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,289,395
Number of Investments:	608
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	916

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	19.6
Financials	18.9
Consumer Discretionary	13.0
Information Technology	12.5
Health Care	10.4
Real Estate	7.7
Materials	4.9
Energy	3.9
Communication Services	2.9
Consumer Staples	2.9
Other Sectors	5.1
Total Net Assets	101.8

JNL Multi-Manager Alternative Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%
Net Assets	$ 903,634
Holdings Count | Holdings	1,315
Advisory Fees Paid, Amount	$ 4,753
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	903,634
Number of Investments:	1,315
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	4,753

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Other Short Term Investments	26.2
Financials	14.8
Information Technology	14.7
Communication Services	13.8
Consumer Discretionary	10.9
Private Investment Funds	10.2
Health Care	8.6
Non-U.S. Government Agency ABS	7.9
Industrials	6.9
Derivative Instruments	5.5
Other Sectors	11.8
Total Net Assets	131.3
Short Investments
Information Technology	(7.6)
Investment Companies	(5.4)
Consumer Discretionary	(4.4)
Derivative Instruments	(3.7)
Other Short Term Investments	(3.3)
Financials	(1.9)
Industrials	(1.3)
Health Care	(1.3)
Communication Services	(1.1)
Government Securities	(0.6)
Other Sectors	(1.4)
Total Net Assets	(32.0)

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 1,233,939
Holdings Count | Holdings	251
Advisory Fees Paid, Amount	$ 4,424
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,233,939
Number of Investments:	251
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	4,424

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	25.0
Information Technology	16.6
Industrials	16.4
Communication Services	11.3
Consumer Discretionary	8.4
Consumer Staples	7.9
Energy	3.9
Utilities	3.4
Materials	3.0
Health Care	1.8
Other Sectors	3.0
Total Net Assets	100.7

JNL Multi-Manager Floating Rate Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Floating Rate Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,006,887
Holdings Count | Holdings	752
Advisory Fees Paid, Amount	$ 2,453
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,887
Number of Investments:	752
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,453

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	24.2
Information Technology	14.6
Communication Services	12.2
Financials	10.7
Consumer Discretionary	10.0
Health Care	6.1
Materials	5.6
Energy	4.3
Consumer Staples	3.4
Other Short Term Investments	3.3
Other Sectors	2.6
Total Net Assets	97.0

JNL Multi-Manager International Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Net Assets	$ 693,680
Holdings Count | Holdings	231
Advisory Fees Paid, Amount	$ 2,409
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,680
Number of Investments:	231
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	2,409

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.8
Financials	16.5
Information Technology	16.0
Communication Services	10.0
Consumer Discretionary	7.6
Health Care	6.0
Consumer Staples	4.5
Materials	4.4
Utilities	3.3
Real Estate	2.6
Other Sectors	3.9
Total Net Assets	98.6
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

JNL MULTI-MANAGER MID CAP FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,240,597
Holdings Count | Holdings	287
Advisory Fees Paid, Amount	$ 3,771
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,240,597
Number of Investments:	287
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,771

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	19.7
Information Technology	18.1
Health Care	13.6
Financials	13.3
Consumer Discretionary	9.7
Consumer Staples	9.1
Materials	3.9
Other Short Term Investments	3.7
Utilities	3.3
Real Estate	3.0
Other Sectors	3.2
Total Net Assets	100.6

JNL Multi-Manager Small Cap Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 2,332,839
Holdings Count | Holdings	596
Advisory Fees Paid, Amount	$ 6,323
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,332,839
Number of Investments:	596
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	6,323

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	24.9
Industrials	22.6
Health Care	16.1
Consumer Discretionary	12.6
Financials	10.3
Communication Services	4.1
Consumer Staples	4.0
Other Short Term Investments	1.7
Materials	1.7
Securities Lending Collateral	1.5
Other Sectors	1.7
Total Net Assets	101.2

JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,784,559
Holdings Count | Holdings	271
Advisory Fees Paid, Amount	$ 5,870
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,559
Number of Investments:	271
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,870

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	21.1
Consumer Discretionary	12.4
Health Care	10.3
Information Technology	9.7
Consumer Staples	4.4
Real Estate	4.1
Energy	3.3
Materials	3.2
Other Short Term Investments	2.8
Other Sectors	4.3
Total Net Assets	100.7

JNL Multi-Manager U.S. Select Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager U.S. Select Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,219,936
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 3,008
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,219,936
Number of Investments:	67
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,008

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	17.3
Communication Services	15.3
Financials	14.9
Health Care	10.2
Industrials	10.2
Consumer Staples	9.2
Utilities	9.1
Consumer Discretionary	5.6
Other Short Term Investments	2.9
Energy	2.3
Other Sectors	2.9
Total Net Assets	99.9

JNL S&P 500 Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL S&P 500 Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL S&P 500 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 534,502
Holdings Count | Holdings	507
Advisory Fees Paid, Amount	$ 74
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	534,502
Number of Investments:	507
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	74

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.2
Industrials	8.5
Consumer Staples	5.5
Energy	2.9
Utilities	2.4
Real Estate	2.0
Other Sectors	2.9
Total Net Assets	100.1

JNL/AB Sustainable Global Thematic Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/AB Sustainable Global Thematic Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 24,712
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 72
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	24,712
Number of Investments:	91
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	72

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	35.1
Derivative Instruments	22.2
Industrials	16.6
Financials	16.1
Health Care	12.7
Consumer Discretionary	5.9
Utilities	4.6
Consumer Staples	3.7
Other Short Term Investments	3.1
Energy	2.3
Total Net Assets	122.3
Short Investments
Derivative Instruments	(18.5)
Total Net Assets	(18.5)

JNL/AQR Large Cap Defensive Style Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/AQR Large Cap Defensive Style Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 445,499
Holdings Count | Holdings	165
Advisory Fees Paid, Amount	$ 814
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,499
Number of Investments:	165
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	814

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	16.4
Consumer Staples	14.3
Industrials	13.4
Financials	13.0
Health Care	12.5
Communication Services	10.3
Consumer Discretionary	8.0
Other Short Term Investments	6.1
Derivative Instruments	5.8
Energy	4.0
Other Sectors	1.8
Total Net Assets	105.6

JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 2,660,038
Holdings Count | Holdings	2,530
Advisory Fees Paid, Amount	$ 7,405
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,660,038
Number of Investments:	2,530
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	7,405

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	127.3
Information Technology	17.1
Financials	11.9
Industrials	10.4
Consumer Discretionary	9.4
Other Short Term Investments	8.8
Communication Services	7.8
Health Care	6.9
Non-U.S. Government Agency ABS	6.2
Government Securities	4.7
Other Sectors	18.0
Total Net Assets	228.5
Short Investments
Derivative Instruments	(60.6)
Total Net Assets	(60.6)

JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 721,928
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 1,965
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	721,928
Number of Investments:	40
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	1,965

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	66.4
Energy	29.9
Securities Lending Collateral	8.1
Consumer Staples	1.9
Other Short Term Investments	1.8
Total Net Assets	108.1

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 4,709,718
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,434
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,709,718
Number of Investments:	37
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	9,434

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	47.7
Communication Services	15.3
Consumer Discretionary	14.9
Financials	8.2
Health Care	7.4
Industrials	5.6
Materials	0.7
Real Estate	0.2
Other Short Term Investments	0.0
Total Net Assets	100.0

JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.66%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Net Assets	$ 2,335,429
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 5,343
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,335,429
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	5,343

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.1
Industrials	18.0
Information Technology	14.9
Health Care	12.9
Consumer Staples	9.8
Consumer Discretionary	7.4
Materials	6.6
Utilities	3.8
Communication Services	3.5
Energy	2.0
Other Sectors	1.6
Total Net Assets	99.6

JNL/ClearBridge Large Cap Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/ClearBridge Large Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,580,549
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 3,642
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,549
Number of Investments:	43
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	3,642

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	40.9
Communication Services	13.8
Consumer Discretionary	12.7
Industrials	9.4
Financials	9.2
Health Care	8.1
Materials	2.4
Consumer Staples	1.3
Real Estate	1.2
Other Short Term Investments	0.2
Other Sectors	0.0
Total Net Assets	99.2

JNL/Cohen & Steers U.S. Realty Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Cohen & Steers U.S. Realty Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 86,857
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 276
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	86,857
Number of Investments:	38
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	276

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.6
Consumer Discretionary	2.1
Warrants	0.5
Health Care	0.2
Other Short Term Investments	0.1
Total Net Assets	99.5

JNL/DFA International Core Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.56%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%
Net Assets	$ 485,215
Holdings Count | Holdings	1,053
Advisory Fees Paid, Amount	$ 872
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	485,215
Number of Investments:	1,053
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	872

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.2
Industrials	20.0
Consumer Discretionary	10.1
Materials	9.8
Health Care	8.0
Energy	7.2
Consumer Staples	6.4
Information Technology	5.9
Communication Services	5.2
Utilities	3.7
Other Sectors	4.5
Total Net Assets	101.0

JNL/DFA U.S. CORE EQUITY FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,295,137
Holdings Count | Holdings	2,140
Advisory Fees Paid, Amount	$ 2,485
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,295,137
Number of Investments:	2,140
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,485

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	26.2
Financials	16.8
Industrials	12.2
Consumer Discretionary	10.5
Communication Services	9.2
Health Care	8.8
Consumer Staples	5.8
Energy	4.5
Materials	3.1
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

JNL/DFA U.S. Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 637,113
Holdings Count | Holdings	1,988
Advisory Fees Paid, Amount	$ 1,670
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	637,113
Number of Investments:	1,988
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,670

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.9
Financials	20.6
Consumer Discretionary	14.8
Information Technology	11.8
Health Care	10.5
Materials	5.6
Energy	4.9
Consumer Staples	4.2
Utilities	3.1
Communication Services	3.0
Other Sectors	1.2
Total Net Assets	100.6

JNL/DoubleLine Core Fixed Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,650,661
Holdings Count | Holdings	1,593
Advisory Fees Paid, Amount	$ 4,975
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,650,661
Number of Investments:	1,593
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	4,975

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	61.1
Government Securities	23.9
U.S. Government Agency MBS	23.9
Non-U.S. Government Agency ABS	20.7
Financials	5.5
Industrials	4.1
Other Short Term Investments	3.8
Utilities	3.8
Energy	2.3
Information Technology	2.1
Other Sectors	9.3
Total Net Assets	160.5
Short Investments
Derivative Instruments	(6.2)
Total Net Assets	(6.2)

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 319,147
Holdings Count | Holdings	138
Advisory Fees Paid, Amount	$ 1,003
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,147
Number of Investments:	138
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	1,003

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	22.4
Utilities	14.9
Energy	12.3
Materials	12.3
Industrials	11.8
Government Securities	9.8
Consumer Staples	9.7
Real Estate	2.9
Other Short Term Investments	1.6
Communication Services	1.1
Other Sectors	1.0
Total Net Assets	99.8

JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,546,997
Holdings Count | Holdings	684
Advisory Fees Paid, Amount	$ 4,123
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,997
Number of Investments:	684
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	4,123

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	97.1
Non-U.S. Government Agency ABS	44.2
Government Securities	26.6
U.S. Government Agency MBS	5.2
Financials	4.6
Other Short Term Investments	3.1
Industrials	2.8
Utilities	2.0
Energy	1.8
Information Technology	1.3
Other Sectors	4.9
Total Net Assets	193.6

JNL/DoubleLine Total Return Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,880,767
Holdings Count | Holdings	483
Advisory Fees Paid, Amount	$ 3,999
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,880,767
Number of Investments:	483
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,999

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	58.2
U.S. Government Agency MBS	55.7
Non-U.S. Government Agency ABS	40.4
Other Short Term Investments	2.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	(3.1)
Total Net Assets	(3.1)

JNL/Dreyfus Government Money Market Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Dreyfus Government Money Market Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,543,971
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 2,022
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,543,971
Number of Investments:	76
Total Advisory Fees Paid ($):	2,022

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Repurchase Agreements	58.9
Government Securities	38.1
Discount Notes	5.1
Total Net Assets	102.1

JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional Asset Management Total Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,459,551
Holdings Count | Holdings	2,951
Advisory Fees Paid, Amount	$ 2,724
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,459,551
Number of Investments:	2,951
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	2,724

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Government Securities	33.5
U.S. Government Agency MBS	24.3
Non-U.S. Government Agency ABS	12.9
Financials	12.4
Derivative Instruments	11.3
Energy	4.1
Industrials	2.9
Communication Services	2.5
Real Estate	2.1
Consumer Discretionary	1.8
Other Sectors	8.6
Total Net Assets	116.4
Short Investments
Derivative Instruments	(4.0)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(4.0)

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 511,044
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,774
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	511,044
Number of Investments:	43
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,774

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	44.0
Industrials	37.4
Energy	10.1
Real Estate	4.7
Securities Lending Collateral	3.0
Communication Services	2.4
Other Short Term Investments	0.9
Total Net Assets	102.5

JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,404,680
Holdings Count | Holdings	250
Advisory Fees Paid, Amount	$ 3,658
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,680
Number of Investments:	250
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,658

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	17.0
Health Care	13.3
Industrials	9.5
Energy	8.9
Financials	8.5
Utilities	6.8
Consumer Staples	6.5
U.S. Government Agency MBS	6.3
Consumer Discretionary	5.2
Materials	5.1
Other Sectors	13.9
Total Net Assets	101.0

JNL/GOLDMAN SACHS 4 FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 4,980,592
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 6,098
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,980,592
Number of Investments:	140
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	6,098

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	13.2
Health Care	10.5
Consumer Discretionary	10.5
Communication Services	8.8
Industrials	6.3
Consumer Staples	6.1
Utilities	3.3
Energy	3.2
Real Estate	3.2
Other Sectors	3.8
Total Net Assets	100.5

JNL/GQG Emerging Markets Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 865,821
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 3,690
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	865,821
Number of Investments:	81
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	3,690

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	28.5
Consumer Staples	17.8
Industrials	11.5
Information Technology	9.7
Energy	9.6
Utilities	8.8
Communication Services	4.9
Consumer Discretionary	3.1
Materials	2.8
Health Care	1.9
Other Sectors	2.7
Total Net Assets	101.3

JNL/Invesco Diversified Dividend Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Diversified Dividend Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 817,699
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 2,093
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	817,699
Number of Investments:	79
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,093

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.0
Industrials	13.5
Consumer Staples	12.4
Health Care	11.8
Information Technology	10.8
Consumer Discretionary	7.2
Energy	7.2
Communication Services	5.0
Utilities	4.7
Materials	2.7
Other Sectors	4.6
Total Net Assets	99.9

JNL/INVESCO GLOBAL GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Global Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 1,403,576
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 3,358
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,403,576
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	3,358

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.0
Communication Services	22.7
Financials	12.7
Health Care	11.1
Consumer Discretionary	10.0
Industrials	6.2
Real Estate	4.1
Materials	0.9
Other Short Term Investments	0.8
Securities Lending Collateral	0.2
Total Net Assets	100.7

JNL/INVESCO SMALL CAP GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 1,604,035
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 5,025
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,604,035
Number of Investments:	117
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	5,025

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.3
Information Technology	21.5
Health Care	19.2
Consumer Discretionary	12.1
Financials	11.2
Materials	2.7
Consumer Staples	2.4
Energy	2.2
Real Estate	1.3
Utilities	1.2
Other Sectors	1.2
Total Net Assets	100.3

JNL/JPMORGAN GLOBAL ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Global Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 912,724
Holdings Count | Holdings	1,841
Advisory Fees Paid, Amount	$ 2,588
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	912,724
Number of Investments:	1,841
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	2,588

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	43.3
Financials	15.4
Government Securities	13.0
Information Technology	12.2
Consumer Discretionary	10.9
Industrials	9.2
Communication Services	7.7
Health Care	6.8
Energy	5.2
Investment Companies	3.9
Other Sectors	16.0
Total Net Assets	143.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

JNL/JPMorgan Hedged Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 892,402
Holdings Count | Holdings	153
Advisory Fees Paid, Amount	$ 2,201
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	892,402
Number of Investments:	153
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	2,201

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	14.5
Consumer Discretionary	11.8
Communication Services	9.4
Health Care	9.3
Industrials	8.6
Consumer Staples	4.6
Other Short Term Investments	4.5
Energy	3.0
Utilities	2.4
Other Sectors	5.2
Total Net Assets	106.1
Short Investments
Derivative Instruments	(1.4)
Total Net Assets	(1.4)

JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 3,434,525
Holdings Count | Holdings	110
Advisory Fees Paid, Amount	$ 7,935
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,434,525
Number of Investments:	110
Portfolio Turnover (%):	46
Total Advisory Fees Paid ($):	7,935

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	20.4
Information Technology	19.3
Industrials	18.7
Health Care	14.4
Financials	11.4
Communication Services	5.4
Energy	3.4
Utilities	3.1
Consumer Staples	1.6
Real Estate	1.4
Other Sectors	1.2
Total Net Assets	100.3

JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Nasdaq Hedged Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 60,244
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 125
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,244
Number of Investments:	100
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	125

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	51.7
Communication Services	15.5
Consumer Discretionary	14.2
Health Care	4.9
Consumer Staples	4.7
Industrials	4.0
Derivative Instruments	2.9
Other Short Term Investments	1.5
Utilities	1.3
Materials	1.1
Other Sectors	1.4
Total Net Assets	103.2
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,290,561
Holdings Count | Holdings	307
Advisory Fees Paid, Amount	$ 1,839
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,290,561
Number of Investments:	307
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,839

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	45.7
Government Securities	36.1
Non-U.S. Government Agency ABS	7.4
Financials	3.1
Other Short Term Investments	3.0
Communication Services	1.3
Consumer Staples	1.1
Health Care	0.5
Utilities	0.4
Industrials	0.4
Other Sectors	0.6
Total Net Assets	99.6

JNL/JPMORGAN U.S. VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 1,580,489
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 3,771
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,489
Number of Investments:	92
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,771

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.4
Industrials	15.8
Health Care	13.0
Information Technology	9.1
Consumer Discretionary	8.5
Energy	5.7
Consumer Staples	5.6
Materials	4.2
Communication Services	4.0
Utilities	3.9
Other Sectors	3.8
Total Net Assets	100.0

JNL/Lazard International Quality Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Lazard International Quality Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 471,847
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,383
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,847
Number of Investments:	46
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	1,383

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.1
Industrials	21.5
Financials	17.2
Health Care	9.3
Communication Services	9.0
Consumer Discretionary	8.7
Consumer Staples	7.4
Other Short Term Investments	1.7
Total Net Assets	99.9

JNL/Loomis Sayles Global Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 881,060
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,197
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	881,060
Number of Investments:	44
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,197

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.9
Communication Services	23.2
Information Technology	19.5
Health Care	12.8
Financials	8.6
Industrials	8.4
Consumer Staples	3.1
Total Net Assets	99.5

JNL/Lord Abbett Short Duration Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 705,880
Holdings Count | Holdings	758
Advisory Fees Paid, Amount	$ 1,197
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	705,880
Number of Investments:	758
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,197

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	42.2
Non-U.S. Government Agency ABS	26.4
Financials	23.1
Energy	11.0
Industrials	7.1
Consumer Discretionary	6.6
Utilities	4.7
Government Securities	4.0
Consumer Staples	3.4
Health Care	3.4
Other Sectors	9.7
Total Net Assets	141.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

JNL/Mellon Communication Services Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 851,476
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 738
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	851,476
Number of Investments:	52
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	738

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Communication Services	99.4
Derivative Instruments	0.4
Real Estate	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.0
Total Net Assets	100.3

JNL/Mellon Consumer Discretionary Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 1,363,074
Holdings Count | Holdings	148
Advisory Fees Paid, Amount	$ 1,236
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,363,074
Number of Investments:	148
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,236

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	95.9
Materials	2.7
Industrials	0.5
Consumer Staples	0.5
Derivative Instruments	0.5
Securities Lending Collateral	0.1
Other Short Term Investments	0.1
Total Net Assets	100.3

JNL/Mellon Consumer Staples Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Staples Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 404,833
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 384
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,833
Number of Investments:	68
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	384

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Staples	96.9
Consumer Discretionary	1.8
Derivative Instruments	0.8
Health Care	0.5
Other Short Term Investments	0.5
Securities Lending Collateral	0.5
Total Net Assets	101.0

JNL/Mellon Dow Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,284,049
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,123
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,284,049
Number of Investments:	32
Total Advisory Fees Paid ($):	1,123

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.8
Information Technology	20.7
Industrials	13.6
Consumer Discretionary	13.1
Health Care	11.4
Materials	4.7
Consumer Staples	4.5
Communication Services	2.3
Energy	2.0
Derivative Instruments	1.0
Other Sectors	0.9
Total Net Assets	101.0

JNL/Mellon Energy Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 1,569,207
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 1,453
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,569,207
Number of Investments:	50
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,453

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	99.0
Derivative Instruments	0.7
Other Short Term Investments	0.5
Utilities	0.4
Securities Lending Collateral	0.1
Total Net Assets	100.7

JNL/Mellon Financial Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,601,028
Holdings Count | Holdings	187
Advisory Fees Paid, Amount	$ 1,367
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,601,028
Number of Investments:	187
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,367

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	99.2
Derivative Instruments	0.7
Other Short Term Investments	0.6
Industrials	0.2
Information Technology	0.1
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.9

JNL/Mellon Healthcare Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,670,423
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 2,477
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,670,423
Number of Investments:	139
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,477

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Health Care	99.4
Materials	0.2
Derivative Instruments	0.2
Consumer Staples	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.1

JNL/Mellon Industrials Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 321,470
Holdings Count | Holdings	201
Advisory Fees Paid, Amount	$ 282
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	321,470
Number of Investments:	201
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	282

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	97.2
Derivative Instruments	0.8
Other Short Term Investments	0.8
Consumer Discretionary	0.7
Financials	0.4
Materials	0.4
Information Technology	0.3
Securities Lending Collateral	0.1
Utilities	0.1
Total Net Assets	100.8

JNL/Mellon Information Technology Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 7,136,191
Holdings Count | Holdings	206
Advisory Fees Paid, Amount	$ 5,323
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,136,191
Number of Investments:	206
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,323

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	92.3
Industrials	4.2
Financials	2.1
Communication Services	0.8
Derivative Instruments	0.4
Consumer Discretionary	0.4
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Net Assets	100.6

JNL/Mellon Materials Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 150,121
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 152
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	150,121
Number of Investments:	51
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	152

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	97.4
Industrials	1.8
Derivative Instruments	0.6
Other Short Term Investments	0.6
Consumer Staples	0.3
Total Net Assets	100.7

JNL/Mellon Nasdaq 100 Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 8,721,475
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 6,430
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,721,475
Number of Investments:	103
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,430

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	52.5
Communication Services	15.3
Consumer Discretionary	13.3
Consumer Staples	5.1
Health Care	4.8
Industrials	4.4
Utilities	1.4
Materials	1.3
Derivative Instruments	0.7
Other Short Term Investments	0.6
Other Sectors	1.1
Total Net Assets	100.5

JNL/Mellon Real Estate Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 190,616
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 195
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	190,616
Number of Investments:	82
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	195

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.8
Financials	2.6
Derivative Instruments	0.7
Securities Lending Collateral	0.3
Other Short Term Investments	0.1
Total Net Assets	100.5

JNL/MELLON S&P 500 INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 15,952,726
Holdings Count | Holdings	509
Advisory Fees Paid, Amount	$ 7,502
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,952,726
Number of Investments:	509
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,502

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.2
Industrials	8.5
Consumer Staples	5.5
Securities Lending Collateral	5.3
Energy	2.9
Utilities	2.4
Other Sectors	5.5
Total Net Assets	106.0

JNL/Mellon U.S. Stock Market Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 4,917,114
Holdings Count | Holdings	1,211
Advisory Fees Paid, Amount	$ 3,704
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,917,114
Number of Investments:	1,211
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,704

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.5
Financials	14.3
Consumer Discretionary	10.7
Industrials	9.6
Communication Services	9.4
Health Care	9.3
Consumer Staples	5.3
Energy	3.0
Real Estate	2.3
Utilities	2.3
Other Sectors	2.8
Total Net Assets	100.5

JNL/MELLON UTILITIES SECTOR FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 662,885
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 564
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,885
Number of Investments:	53
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	564

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	100.0
Other Short Term Investments	0.9
Derivative Instruments	0.6
Total Net Assets	101.5

JNL/Mellon World Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 872,234
Holdings Count | Holdings	1,284
Advisory Fees Paid, Amount	$ 542
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	872,234
Number of Investments:	1,284
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	542

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.9
Financials	17.2
Industrials	11.2
Consumer Discretionary	10.1
Health Care	9.4
Communication Services	8.3
Consumer Staples	5.9
Energy	3.4
Materials	3.1
Utilities	2.6
Other Sectors	3.4
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/MFS MID CAP VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 1,917,893
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 5,247
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,917,893
Number of Investments:	142
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,247

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.7
Industrials	18.1
Consumer Discretionary	9.2
Health Care	8.1
Utilities	7.8
Real Estate	7.6
Materials	7.3
Consumer Staples	7.0
Information Technology	6.9
Energy	6.0
Other Sectors	2.2
Total Net Assets	99.9

JNL/Morningstar PitchBook Listed Private Equity Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 16,923
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 16
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	16,923
Number of Investments:	77
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	16

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	86.9
Industrials	6.1
Investment Companies	4.9
Health Care	1.0
Communication Services	0.5
Information Technology	0.2
Other Short Term Investments	0.1
Total Net Assets	99.7

JNL/Morningstar SMID Moat Focus Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 133,020
Holdings Count | Holdings	108
Advisory Fees Paid, Amount	$ 127
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	133,020
Number of Investments:	108
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	127

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	21.3
Industrials	18.2
Information Technology	13.9
Health Care	12.3
Financials	10.4
Materials	5.6
Consumer Staples	4.2
Communication Services	3.9
Utilities	3.2
Energy	3.0
Other Sectors	4.4
Total Net Assets	100.4

JNL/Morningstar U.S. Sustainability Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 444,449
Holdings Count | Holdings	330
Advisory Fees Paid, Amount	$ 544
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	444,449
Number of Investments:	330
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	544

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	16.7
Health Care	12.0
Consumer Discretionary	9.1
Industrials	8.5
Communication Services	7.1
Real Estate	4.3
Consumer Staples	4.2
Materials	2.6
Energy	2.2
Other Sectors	2.2
Total Net Assets	100.5

JNL/Morningstar Wide Moat Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,005,833
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 1,050
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,005,833
Number of Investments:	56
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	1,050

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.6
Health Care	20.0
Industrials	20.0
Consumer Staples	12.9
Financials	6.4
Communication Services	5.2
Consumer Discretionary	3.8
Materials	3.6
Derivative Instruments	0.7
Other Short Term Investments	0.1
Total Net Assets	100.3

JNL/Neuberger Berman Commodity Strategy Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 39,742
Holdings Count | Holdings	144
Advisory Fees Paid, Amount	$ 89
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	39,742
Number of Investments:	144
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	89

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	107.1
Financials	33.0
Other Short Term Investments	20.1
Non-U.S. Government Agency ABS	14.3
Health Care	5.9
Communication Services	3.8
Information Technology	3.7
Industrials	3.1
Consumer Staples	3.1
Utilities	3.1
Other Sectors	5.0
Total Net Assets	202.2
Short Investments
Derivative Instruments	(1.5)
Total Net Assets	(1.5)

JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.91%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%
Net Assets	$ 78,853
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 256
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	78,853
Number of Investments:	73
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	256

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	95.8
Other Short Term Investments	34.0
Financials	32.3
Health Care	4.9
Communication Services	4.3
Information Technology	3.2
Investment Companies	3.1
Utilities	3.0
Consumer Staples	2.7
Energy	2.5
Other Sectors	5.0
Total Net Assets	190.8

JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,054,259
Holdings Count | Holdings	1,590
Advisory Fees Paid, Amount	$ 1,963
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,054,259
Number of Investments:	1,590
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	1,963

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	38.2
Derivative Instruments	21.1
Non-U.S. Government Agency ABS	18.7
Government Securities	16.3
Financials	9.0
Consumer Discretionary	4.9
Energy	4.8
Communication Services	3.9
Industrials	2.8
Utilities	2.7
Other Sectors	12.1
Total Net Assets	134.5
Short Investments
Derivative Instruments	(8.4)
Total Net Assets	(8.4)

JNL/Newton Equity Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 3,334,525
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 6,115
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,334,525
Number of Investments:	68
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	6,115

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	29.7
Industrials	14.7
Health Care	14.1
Information Technology	9.0
Energy	8.6
Materials	7.2
Communication Services	5.5
Consumer Discretionary	3.8
Other Short Term Investments	2.2
Consumer Staples	2.0
Other Sectors	2.7
Total Net Assets	99.5

JNL/PIMCO Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,590,190
Holdings Count | Holdings	1,156
Advisory Fees Paid, Amount	$ 3,696
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,590,190
Number of Investments:	1,156
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,696

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	144.6
U.S. Government Agency MBS	63.8
Non-U.S. Government Agency ABS	38.6
Government Securities	27.0
Other Short Term Investments	5.1
Financials	4.8
Utilities	2.0
Health Care	2.0
Energy	1.9
Communication Services	1.7
Other Sectors	4.0
Total Net Assets	295.5
Short Investments
Derivative Instruments	(113.6)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(113.6)

JNL/PIMCO Investment Grade Credit Bond Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 848,315
Holdings Count | Holdings	1,055
Advisory Fees Paid, Amount	$ 1,472
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	848,315
Number of Investments:	1,055
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,472

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	135.2
Financials	29.7
Government Securities	9.9
Utilities	9.1
Energy	8.5
Real Estate	7.7
Non-U.S. Government Agency ABS	7.1
Health Care	6.9
Industrials	4.6
U.S. Government Agency MBS	4.4
Other Sectors	13.7
Total Net Assets	236.8
Short Investments
Derivative Instruments	(30.1)
Total Net Assets	(30.1)

JNL/PIMCO REAL RETURN FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Net Assets	$ 1,112,155
Holdings Count | Holdings	565
Advisory Fees Paid, Amount	$ 2,132
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,112,155
Number of Investments:	565
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,132

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	116.6
Government Securities	101.8
U.S. Government Agency MBS	18.4
Non-U.S. Government Agency ABS	9.4
Financials	0.2
Consumer Discretionary	0.0
Information Technology	0.0
Health Care	0.0
Total Net Assets	246.4
Short Investments
Derivative Instruments	(113.7)
U.S. Government Agency MBS	(1.3)
Government Securities	(0.3)
Total Net Assets	(115.3)

JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,374,786
Holdings Count | Holdings	324
Advisory Fees Paid, Amount	$ 2,344
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,374,786
Number of Investments:	324
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,344

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	15.6
Consumer Discretionary	13.4
Industrials	13.3
Communication Services	12.9
Energy	12.7
Information Technology	7.0
Other Short Term Investments	5.8
Health Care	5.2
Consumer Staples	4.8
Materials	4.5
Other Sectors	8.7
Total Net Assets	103.9

JNL/PPM America Investment Grade Credit Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 281,539
Holdings Count | Holdings	405
Advisory Fees Paid, Amount	$ 524
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	281,539
Number of Investments:	405
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	524

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	35.4
Health Care	9.2
Utilities	8.2
Industrials	7.2
Information Technology	6.4
Government Securities	6.2
Consumer Staples	6.1
Communication Services	5.2
Energy	5.1
Derivative Instruments	4.3
Other Sectors	11.1
Total Net Assets	104.4
Short Investments
Derivative Instruments	(2.0)
Total Net Assets	(2.0)

JNL/PPM AMERICA TOTAL RETURN FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,438,631
Holdings Count | Holdings	535
Advisory Fees Paid, Amount	$ 2,771
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,438,631
Number of Investments:	535
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	2,771

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	23.0
Government Securities	22.6
Financials	18.6
Derivative Instruments	17.3
Non-U.S. Government Agency ABS	8.7
Utilities	5.1
Industrials	3.7
Consumer Staples	3.0
Consumer Discretionary	2.7
Information Technology	2.5
Other Sectors	9.8
Total Net Assets	117.0
Short Investments
Derivative Instruments	(7.9)
Total Net Assets	(7.9)

JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 378,467
Holdings Count | Holdings	1,021
Advisory Fees Paid, Amount	$ 341
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	378,467
Number of Investments:	1,021
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	341

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	17.2
Consumer Discretionary	14.5
Information Technology	11.7
Real Estate	8.8
Health Care	8.0
Materials	4.8
Energy	4.7
Communication Services	3.6
Consumer Staples	3.6
Other Sectors	3.5
Total Net Assets	100.4

JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 2,138,183
Holdings Count | Holdings	864
Advisory Fees Paid, Amount	$ 1,806
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,138,183
Number of Investments:	864
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,806

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	17.6
Information Technology	15.1
Health Care	12.9
Consumer Staples	12.3
Industrials	11.4
Consumer Discretionary	11.0
Communication Services	7.6
Energy	4.3
Materials	2.6
Real Estate	2.2
Other Sectors	4.1
Total Net Assets	101.1

JNL/T. ROWE PRICE BALANCED FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Balanced Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 565,652
Holdings Count | Holdings	1,434
Advisory Fees Paid, Amount	$ 1,350
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,652
Number of Investments:	1,434
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	1,350

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	15.4
Financials	14.8
Government Securities	11.4
Industrials	7.6
Consumer Discretionary	7.5
U.S. Government Agency MBS	7.3
Health Care	7.0
Communication Services	5.6
Other Short Term Investments	4.3
Energy	4.3
Other Sectors	16.5
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/T. Rowe Price Capital Appreciation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 14,545,419
Holdings Count | Holdings	263
Advisory Fees Paid, Amount	$ 36,180
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,545,419
Number of Investments:	263
Portfolio Turnover (%):	57
Total Advisory Fees Paid ($):	36,180

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	28.8
Government Securities	14.4
Health Care	13.0
Consumer Discretionary	9.9
Other Short Term Investments	8.9
Financials	7.6
Utilities	5.3
Industrials	5.3
Communication Services	4.2
Energy	1.5
Other Sectors	1.6
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 858,144
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 1,970
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	858,144
Number of Investments:	92
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	1,970

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	41.3
Health Care	16.2
Consumer Discretionary	10.4
Utilities	7.9
Financials	7.2
Industrials	6.5
Communication Services	6.1
Energy	2.3
Real Estate	1.1
Materials	1.0
Total Net Assets	100.0

JNL/T. Rowe Price Growth Stock Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Growth Stock Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 9,887,484
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 20,217
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,887,484
Number of Investments:	59
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	20,217

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	54.9
Consumer Discretionary	14.1
Communication Services	13.0
Financials	7.0
Health Care	6.9
Industrials	2.9
Materials	0.7
Other Short Term Investments	0.4
Total Net Assets	99.9

JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 4,839,160
Holdings Count | Holdings	123
Advisory Fees Paid, Amount	$ 13,748
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,839,160
Number of Investments:	123
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	13,748

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	19.4
Health Care	19.0
Industrials	17.0
Consumer Discretionary	14.9
Financials	9.0
Energy	4.9
Communication Services	4.8
Materials	3.8
Consumer Staples	3.6
Other Short Term Investments	2.8
Other Sectors	1.1
Total Net Assets	100.3

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,099,924
Holdings Count | Holdings	882
Advisory Fees Paid, Amount	$ 1,713
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,099,924
Number of Investments:	882
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	1,713

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	30.4
Non-U.S. Government Agency ABS	28.9
Government Securities	17.4
Financials	14.8
U.S. Government Agency MBS	7.4
Health Care	4.8
Energy	4.3
Industrials	3.9
Utilities	3.3
Consumer Discretionary	2.9
Other Sectors	13.2
Total Net Assets	131.3
Short Investments
Derivative Instruments	(8.9)
Total Net Assets	(8.9)

JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price U.S. High Yield Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 445,496
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 1,088
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,496
Number of Investments:	100
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	19.0
Financials	14.0
Communication Services	13.0
Consumer Discretionary	11.9
Industrials	9.0
Information Technology	6.8
Securities Lending Collateral	6.7
Health Care	6.6
Consumer Staples	5.0
Materials	4.8
Other Sectors	7.7
Total Net Assets	104.5

JNL/T. ROWE PRICE VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 4,504,961
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 10,450
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,504,961
Number of Investments:	102
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	10,450

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	24.3
Industrials	16.2
Health Care	12.1
Energy	7.9
Information Technology	7.8
Consumer Discretionary	7.2
Consumer Staples	6.7
Materials	6.1
Communication Services	4.7
Utilities	4.1
Other Sectors	2.8
Total Net Assets	99.9

JNL/WCM China Quality Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/WCM China Quality Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
Net Assets	$ 9,437
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 36
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,437
Number of Investments:	30
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	36

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.6
Communication Services	23.2
Consumer Discretionary	20.6
Information Technology	10.0
Consumer Staples	7.1
Financials	6.3
Health Care	2.4
Other Short Term Investments	1.4
Total Net Assets	94.6

JNL/WCM Focused International Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.80%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%
Net Assets	$ 2,199,977
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 6,128
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,199,977
Number of Investments:	40
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,128

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	29.0
Financials	16.3
Information Technology	15.8
Communication Services	13.3
Consumer Discretionary	10.4
Other Short Term Investments	4.9
Health Care	4.3
Consumer Staples	3.9
Materials	1.7
Energy	1.3
Total Net Assets	100.9
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/Westchester Capital Event Driven Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 46,974
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 251
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	46,974
Number of Investments:	306
Portfolio Turnover (%):	126
Total Advisory Fees Paid ($):	251

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	57.6
Communication Services	21.4
Financials	19.3
Other Short Term Investments	10.6
Consumer Discretionary	7.7
Industrials	7.4
Energy	6.7
Information Technology	4.7
Investment Companies	4.2
Other Equity Interests	2.3
Other Sectors	2.8
Total Net Assets	144.7
Short Investments
Derivative Instruments	(26.6)
Real Estate	(2.8)
Communication Services	(1.0)
Financials	(0.5)
Energy	(0.1)
Total Net Assets	(31.0)

JNL/William Blair International Leaders Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/William Blair International Leaders Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 1,012,836
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 2,504
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,012,836
Number of Investments:	64
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	2,504

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.7
Industrials	19.5
Consumer Discretionary	16.2
Information Technology	15.0
Communication Services	7.0
Health Care	6.7
Materials	4.6
Consumer Staples	2.8
Other Short Term Investments	2.6
Utilities	2.1
Total Net Assets	100.2

JNL/WMC BALANCED FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 9,156,598
Holdings Count | Holdings	610
Advisory Fees Paid, Amount	$ 14,010
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,156,598
Number of Investments:	610
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,010

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	22.4
Government Securities	17.1
Financials	12.9
U.S. Government Agency MBS	8.7
Consumer Discretionary	7.9
Communication Services	6.3
Health Care	5.9
Industrials	4.4
Consumer Staples	4.0
Energy	3.8
Other Sectors	8.3
Total Net Assets	101.7
Short Investments
U.S. Government Agency MBS	(1.0)
Total Net Assets	(1.0)

JNL/WMC Equity Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 941,170
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 2,071
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	941,170
Number of Investments:	69
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,071

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.2
Industrials	12.6
Information Technology	11.7
Consumer Staples	9.5
Energy	9.2
Utilities	8.4
Materials	4.9
Consumer Discretionary	3.9
Real Estate	2.5
Other Sectors	1.6
Total Net Assets	99.8

JNL/WMC GLOBAL REAL ESTATE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Global Real Estate Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 565,619
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 1,645
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,619
Number of Investments:	57
Portfolio Turnover (%):	58
Total Advisory Fees Paid ($):	1,645

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	91.0
Consumer Discretionary	4.8
Health Care	1.8
Other Short Term Investments	1.8
Industrials	0.5
Securities Lending Collateral	0.2
Total Net Assets	100.1
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

JNL/WMC VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,042,441
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 2,009
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,042,441
Number of Investments:	67
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,009

Holdings [Text Block]

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	17.9
Industrials	11.8
Information Technology	11.3
Energy	8.7
Consumer Staples	6.6
Utilities	6.1
Consumer Discretionary	5.7
Communication Services	3.8
Real Estate	2.8
Other Sectors	1.8
Total Net Assets	100.0